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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:


/s/ Charles M. Webster               Minnetonka, Minnesota   February 13, 2009
----------------------------------   ---------------------   -----------------
[Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:   $363,371
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                            VOTING AUTHORITY
                                                        TOTAL VALUE           INVESTMENT ---------------------
ISSUER                         CLASS            CUSIP     (x1000)     SHARES  DISCRETION    SOLE   SHARED NONE
------------------------------ -------------- --------- ----------- --------- ---------- --------- ------ ----
AON CORP                       COM            037389103    99,633   2,216,038   SOLE     2,216,038
COMPASS MINERALS INTL INC      COM            20451N101    26,525     506,300   SOLE       506,300
COURIER CORP                   COM            222660102     1,005      49,384   OTHER       49,384
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN 23311P100    10,369     612,841   OTHER      612,841
DELL INC                       COM            24702R101    36,338   2,205,000   OTHER    2,205,000
ENCORE CAP GROUP INC           COM            292554102    12,523     914,100   OTHER      914,100
EXTERRAN PARTNERS LP           COM UNITS      30225N105    11,030     729,062   DEFINED    729,062
FASTENAL CO                    COM            311900104    34,850   1,000,000   SOLE     1,000,000
FIRSTSERVICE CORP              SUB VTG SH     33761N109     9,593     656,168   OTHER      656,168
JACOBSON ENGINEERING GROUP INC COM            469814107    48,100   1,000,000   SOLE     1,000,000
POLYONE CORP                   COM            73179P106    19,856   3,078,500   OTHER    3,078,500
RITCHIE BROS AUCTIONEERS       COM            767744105    42,840   2,000,000   SOLE     2,000,000
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS  Y8564M105    10,709     682,159   OTHER      682,159